Filed Pursuant to Rule 485(b)
Registration No.     2-71299
         811-3153

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. ____	___
Post-Effective Amendment No. 152	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 158	X

RUSSELL INVESTMENT COMPANY
(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington                                  98101
                         (Address of Principal Executive Office)                                    (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden, Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7111
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
( X )	on May 1, 2011 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( X )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 148 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 152 to Registration Nos. 2-71299 and 811-3153.  This Post-Effective Amendment No. 152 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 148.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before May 1, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.   The Registrant has duly caused this Post-Effective Amendment No. 152 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 8th day of April, 2011.

RUSSELL INVESTMENT COMPANY
Registrant

By:                     **
        Sandra Cavanaugh, President

/s/ Mary Beth Rhoden
** By Mary Beth Rhoden
Attorney-in-fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 8, 2011.

Signatures	Signatures
** Sandra Cavanaugh, Trustee, President and Chief Executive Officer	* Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer
* Thaddas L. Alston, Trustee	* Kristianne Blake, Trustee
* Daniel P. Connealy, Trustee	* Jonathan Fine, Trustee
* Raymond P. Tennison, Jr., Trustee	* Jack R. Thompson, Trustee
* Julie W. Weston, Trustee
/s/ Mary Beth Rhoden *By Mary Beth Rhoden Attorney-in-fact
* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 152 to Registration Statement Nos. 2-71299 and 811-3153.

** Executed pursuant to power of attorney filed with the Registrant’s Form N-Q filed with the Commission on April 1, 2011.